Loans, Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	$ 10,729	$ 12,194	$ 14,485
Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	8,225	9,451	11,990
Real Estate [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	287	486	73
Real Estate [Member] | Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	165	153	130
Real Estate [Member] | 1- 4 Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	5,253	3,819	4,248
Real Estate [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	1,338	0	0
Real Estate [Member] | Non-Farm Non-Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	1,182	4,993	7,539
Non-Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	2,504	2,743	2,495
Non-Real Estate [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	721	832	526
Non-Real Estate [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	1,777	1,907	1,946
Non-Real Estate [Member] | Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	$ 6	$ 4	$ 23